Condensed Consolidated Statement of Changes in Temporary Equity and Stockholders' Deficiency (Unaudited) - USD ($)	Series B Convertible Redeemable Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Gaucho Group Holdings Stockholder's Deficiency [Member]	Noncontrolling Interest [Member]	Total
Balance beginning, shares at Dec. 31, 2016		42,915,379	4,411
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 678		$ 73,190					$ 73,868
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		67,770
Options and warrants				623,907					623,907
Common stock issued for cash		$ 225		40,275					40,500
Common stock issued for cash, shares		22,500
Common stock issued upon conversion of convertible debt and interest	$ 1,267,324
Common stock issued upon conversion of convertible debt and interest, shares	126,739
Dividends declared on Series B Convertible Redeemable Preferred Stock				(60,515)					(60,515)
Common stock returned to the company to satisfy receivable
Net loss						(7,912,512)			(7,912,512)
Other comprehensive loss					(336,568)				(336,568)
Balance ending at Dec. 31, 2017	$ 9,026,824	$ 430,674	$ (14,070)	80,902,967	(10,795,810)	(75,544,081)			(5,020,320)
Balance ending, shares at Dec. 31, 2017	902,670	43,067,546	4,411
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,163		80,236					81,399
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		116,284
Options and warrants				183,220					183,220
Net loss						(1,425,114)			(1,425,114)
Other comprehensive loss					(285,609)				(285,609)
Balance ending at Mar. 31, 2018	$ 9,026,824	$ 431,837	$ (14,070)	81,166,423	(11,081,419)	(76,969,195)			(6,466,424)
Balance ending, shares at Mar. 31, 2018	902,670	43,183,830	4,411
Balance beginning at Dec. 31, 2017	$ 9,026,824	$ 430,674	$ (14,070)	80,902,967	(10,795,810)	(75,544,081)			$ (5,020,320)
Balance beginning, shares at Dec. 31, 2017	902,670	43,067,546	4,411
Common stock issued in satisifaction of dividends payable, shares									378,193
Common stock returned to the company to satisfy receivable									$ (32,285)
Net loss									(3,931,889)
Balance ending at Jun. 30, 2018	$ 9,026,824	$ 456,693	$ (46,355)	82,748,920	(11,990,976)	(79,475,970)			(8,307,688)
Balance ending, shares at Jun. 30, 2018	902,670	45,669,539	50,533
Balance beginning at Dec. 31, 2017	$ 9,026,824	$ 430,674	$ (14,070)	80,902,967	(10,795,810)	(75,544,081)			(5,020,320)
Balance beginning, shares at Dec. 31, 2017	902,670	43,067,546	4,411
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,163		80,236					81,399
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		116,284
Options and warrants				716,249					716,249
Beneficial conversion feature on convertible debt issued				227,414					227,414
Common stock issued in satisifaction of dividends payable		3,781		260,491					264,272
Common stock returned to the company to satisfy receivable			$ (32,285)						(32,285)
Common stock returned to the company to satisfy receivable, shares			46,122
Net loss						(5,678,418)			(5,678,418)
Other comprehensive loss					(2,314,409)				(2,314,409)
Balance ending at Dec. 31, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	$ (10,097,247)		(10,097,247)
Balance ending, shares at Dec. 31, 2018	902,670	46,738,533	50,533
Balance beginning at Mar. 31, 2018	$ 9,026,824	$ 431,837	$ (14,070)	81,166,423	(11,081,419)	(76,969,195)			(6,466,424)
Balance beginning, shares at Mar. 31, 2018	902,670	43,183,830	4,411
Options and warrants				205,111					205,111
Common stock issued for cash		$ 8,220		567,180					575,400
Common stock issued for cash, shares		822,000
Beneficial conversion feature on convertible debt issued				227,414					227,414
Common stock issued upon conversion of convertible debt and interest		$ 12,855		797,020					809,875
Common stock issued upon conversion of convertible debt and interest, shares		1,285,516
Dividends declared on Series B Convertible Redeemable Preferred Stock				(474,719)					(474,719)
Common stock issued in satisifaction of dividends payable		$ 3,781		260,491					264,272
Common stock issued in satisifaction of dividends payable, shares		378,193
Common stock returned to the company to satisfy receivable			$ (32,285)						(32,285)
Common stock returned to the company to satisfy receivable, shares			46,122
Net loss						(2,506,775)			(2,506,775)
Other comprehensive loss					(909,557)				(909,557)
Balance ending at Jun. 30, 2018	$ 9,026,824	$ 456,693	$ (46,355)	82,748,920	(11,990,976)	(79,475,970)			(8,307,688)
Balance ending, shares at Jun. 30, 2018	902,670	45,669,539	50,533
Balance beginning at Dec. 31, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		(10,097,247)
Balance beginning, shares at Dec. 31, 2018	902,670	46,738,533	50,533
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,812		61,603			63,415		63,415
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		181,185
Options and warrants				157,994			157,994		157,994
Common stock issued for cash		$ 25,279		859,471			884,750		884,750
Common stock issued for cash, shares		2,527,857
Net loss						(1,400,957)	(1,400,957)		(1,400,957)
Other comprehensive loss					8,339		8,339		8,339
Balance ending at Mar. 31, 2019	$ 9,026,824	$ 494,475	$ (46,355)	84,893,510	(13,101,880)	(82,623,456)	(10,383,706)		(10,383,706)
Balance ending, shares at Mar. 31, 2019	902,670	49,447,575	50,533
Balance beginning at Dec. 31, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		(10,097,247)
Balance beginning, shares at Dec. 31, 2018	902,670	46,738,533	50,533
Common stock returned to the company to satisfy receivable
Net loss									(3,393,975)
Balance ending at Jun. 30, 2019	$ 9,026,824	$ 556,025	$ (46,355)	87,078,128	(12,744,802)	(84,570,065)	(9,727,069)	2,060,199	(7,666,870)
Balance ending, shares at Jun. 30, 2019	902,670	55,602,590	50,533
Balance beginning at Mar. 31, 2019	$ 9,026,824	$ 494,475	$ (46,355)	84,893,510	(13,101,880)	(82,623,456)	(10,383,706)		(10,383,706)
Balance beginning, shares at Mar. 31, 2019	902,670	49,447,575	50,533
Options and warrants				68,508			68,508		68,508
Common stock issued for cash		$ 60,714		2,064,286			2,125,000		2,125,000
Common stock issued for cash, shares		6,071,428
Common stock issued upon conversion of convertible debt and interest		$ 836		51,824			52,660		52,660
Common stock issued upon conversion of convertible debt and interest, shares		83,587
Debt converted to common stock of GGI								2,106,608	2,106,608
Net loss						(1,946,609)	(1,946,609)	(46,409)	(1,993,018)
Other comprehensive loss					357,078		357,078		357,078
Balance ending at Jun. 30, 2019	$ 9,026,824	$ 556,025	$ (46,355)	$ 87,078,128	$ (12,744,802)	$ (84,570,065)	$ (9,727,069)	$ 2,060,199	$ (7,666,870)
Balance ending, shares at Jun. 30, 2019	902,670	55,602,590	50,533